Operating Lease Liabilities (Details)	Jun. 30, 2026	Dec. 31, 2025
Minimum [Member]
Operating Lease Liabilities [Line Items]
Lease terms	1 year	1 year
Maximum [Member]
Operating Lease Liabilities [Line Items]
Lease terms	5 years	5 years